Annual Total Returns[BarChart] - INVESCO AMERICAN VALUE FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.60%	17.02%	34.04%	9.42%	(8.95%)	15.69%	9.45%	(12.84%)	24.62%	1.26%